STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)									1 Months Ended							6 Months Ended	12 Months Ended
	Feb. 09, 2023	Jan. 13, 2023	Jan. 04, 2023	Nov. 03, 2022	Jul. 14, 2022	Jul. 12, 2022	Apr. 07, 2022	Jan. 06, 2022	Jun. 29, 2023	Apr. 17, 2023	Feb. 22, 2023	Jan. 26, 2023	Oct. 31, 2022	Apr. 30, 2022	Sep. 16, 2021	Jun. 30, 2023	Dec. 31, 2022	Apr. 28, 2023	Apr. 24, 2023	Apr. 10, 2023	Mar. 22, 2023	Feb. 06, 2023	Feb. 03, 2023	Jan. 24, 2023	Nov. 30, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 30, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021
Preferred stock share authorized																	100,000,000																	100,000,000
Preferred stock share undesignated and unissued																19,990,000	19,992,500
Common stock, Shares outstanding																1,740,939,685	114,127,911																	58,785,924
Common stock, Shares issued	5,900,000		5,000,000													1,740,939,685	114,127,911									1,397,461	1,066,477							58,785,924
Conversion of converted common stock	236,000		200,000
Common stock, Par value																$ 0.0001	$ 0.0001																	$ 0.0001
Common stock, Shares authorized																5,000,000,000	5,000,000,000																	5,000,000,000
Preferred stock, Par value																	$ 0.0001																	$ 0.0001
Seller Note Payable [Member]
Common stock, Shares issued																							1,512,882
Registration Rights Agreement [Member] | Minimum [Member]
Common stock issued for service, amount												$ 10,000
Registration Rights Agreement [Member] | Maximum [Member]
Common stock issued for service, amount												$ 500,000
Exclusivity Agreement [Member]
Common stock, Shares issued																						633,647
Boston Solar [Member]
Common stock, Shares issued													1,872,659
OID Purchase Agreement [Member]
Common stock, Shares issued													2,620,545
Consultant [Member]
Common stock issued for service, shares												10,000,000			10,000,000
Former Officer [Member]
Conversion of stock	5,900,000							114,117		27,118,665			174,886				207,750
Common stock, Shares issued	236,000							2,852,925		542,373,300			4,372,150				5,193,756									70,955		208,551	2,530,365	183,600
Former Employees And Advisors For Services [Member]
Common stock, Shares issued																													8,228,434
Investor Relation Firm [Member]
Common stock, Shares issued																										1,298,701
Board [Member]
Common stock, Shares issued																										304,642
Board Of Director [Member]
Conversion of stock										10,571,000
Common stock, Shares issued										211,420,000
Board Of Member [Member]
Conversion of stock			200,000
Common stock, Shares issued			5,000,000
EnergyWyze [Member]
Common stock, Shares issued																													672,830
Class C Convertible Preferred Stock
Preferred stock share authorized																1,500	1,500																	1,500
Annual dividend																3.00%
Description of material rights																On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded volume weighted average price (“VWAP”) for the fifteen (15) trading days preceding a conversion
Preferred shares issued, shares																0	19																	760
Preferred stock, Par value																$ 0.0001	$ 0.0001																	$ 0.0001
Preferred stock, Shares outstanding																0	19																	760
Stated value of preferred stock																1,200	1,200
Undesignated shares																	1,500
Class D Convertible Preferred Stock
Preferred stock share authorized																2,000	2,000																	2,000
Annual dividend																3.00%
Description of material rights																On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion
Preferred shares issued, shares																1,750	2,000																	2,000
Preferred stock, Par value																$ 0.0001	$ 0.0001																	$ 0.0001
Preferred stock, Shares outstanding																1,750	2,000																	2,000
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable																$ 1,200	$ 1,200
Undesignated shares																	2,000
Class D Preferred Stock
Conversion of stock									100		100					50
Common stock, Shares issued									6,091,371		2,285,715					2,479,339
Class E Preferred Stock
Preferred stock share authorized																								5,000
Common stock, Shares issued																275		128
Class A Preferred Stock
Conversion of stock										10,536,049
Common stock, Shares issued										210,720,980
Class A Convertible Preferred Shares [Member]
Preferred stock share authorized																80,000,000																		80,000,000
Conversion of converted common stock																	1,893,149,525
Number of Votes																	Each share of Class A Stock votes with the shares of common stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share
Preferred shares issued, shares																0	75,725,981																	56,353,015
Preferred stock, Par value																$ 0.0001	$ 0.0001																	$ 0.0001
Preferred stock, Shares outstanding																0	75,725,981																	56,353,015
Share awarded as bonous						10,000,000
Increase number of authorized share					80,000,000
Class E Convertible Preferred Shares [Member]
Preferred stock share authorized																5,000	2,500																	2,500
Percent of dividend to pay							8.00%
Preferred shares issued, shares																2,323	1,920																	0
Preferred stock, Par value				$ 1,200
Preferred stock, Shares outstanding																2,323	1,920																	0
warrant to purchase common stock							4,129,091
Exercise price							$ 0.11
Subsequent financing				Subsequent Financing on a $1.00 for $1.00 basis
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement [Member]
Shares purchased, shares		10,000,000					15,000,000,000
Shares purchased, amount		$ 1,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement First Tranche [Member]
Shares purchased, shares		250		175			707
Shares purchased, amount		$ 1,000		$ 175,000			$ 707,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement Second Tranche [Member]
Shares purchased, shares				175			500
Shares purchased, amount				$ 175,000			$ 500,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement Third Tranche [Member]
Shares purchased, shares							293
Shares purchased, amount							$ 293,000
Equity Finance Agreement [Member]
Common stock, Shares issued																			2,802,843	2,191,561	1,461,503				2,259,572	1,397,461					3,000,000	2,012,390	1,620,000
Conversion Of Class A Preferred Stock Membert [Member]
Common stock, Shares issued														3,257,035
Conversion of converted common stock														130,281
Class B Convertible Preferred Shares [Member]
Preferred stock share authorized																1,500
Preferred shares issued, shares																0	0
Preferred stock, Par value																$ 0.0001
Preferred stock, Shares outstanding																0
Chief Executive Officers [Member]
Conversion of stock										19,363,285
Common stock, Shares issued										387,265,700
Chief Financial Officers [Member] [Member]
Conversion of stock										12,175,000
Common stock, Shares issued										243,500,000